Investment Securities - Gross Unrealized Losses and Fair Value for Investment Securities by Investment Category and Continuous Unrealized Loss Position Time (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	$ 13,464	$ 131,410
Less than Twelve Months, Gross Unrealized Losses	(29)	(5,074)
Twelve Months or Greater, Fair Value	78,841	13,607
Twelve Months or Greater, Gross Unrealized Losses	(1,646)	(827)
Total, Fair Value	92,305	145,017
Total, Gross Unrealized Losses	(1,675)	(5,901)
U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	5,486	46,416
Less than Twelve Months, Gross Unrealized Losses	(9)	(2,170)
Twelve Months or Greater, Fair Value	36,006
Twelve Months or Greater, Gross Unrealized Losses	(593)
Total, Fair Value	41,492	46,416
Total, Gross Unrealized Losses	(602)	(2,170)
States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	766	19,009
Less than Twelve Months, Gross Unrealized Losses	(7)	(867)
Twelve Months or Greater, Fair Value	5,000	1,794
Twelve Months or Greater, Gross Unrealized Losses	(64)	(189)
Total, Fair Value	5,766	20,803
Total, Gross Unrealized Losses	(71)	(1,056)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	7,193	65,915
Less than Twelve Months, Gross Unrealized Losses	(12)	(2,036)
Twelve Months or Greater, Fair Value	37,835	11,805
Twelve Months or Greater, Gross Unrealized Losses	(989)	(637)
Total, Fair Value	45,028	77,720
Total, Gross Unrealized Losses	(1,001)	(2,673)
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	13,445	131,340
Less than Twelve Months, Gross Unrealized Losses	(28)	(5,073)
Twelve Months or Greater, Fair Value	78,841	13,599
Twelve Months or Greater, Gross Unrealized Losses	(1,646)	(826)
Total, Fair Value	92,286	144,939
Total, Gross Unrealized Losses	(1,674)	(5,899)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	19	70
Less than Twelve Months, Gross Unrealized Losses	(1)	(1)
Twelve Months or Greater, Fair Value		8
Twelve Months or Greater, Gross Unrealized Losses		(1)
Total, Fair Value	19	78
Total, Gross Unrealized Losses	$ (1)	$ (2)